Leases payable (Details) - Schedule of changes in financial lease - BRL (R$) R$ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Leases payable (Details) - Schedule of changes in financial lease [Line Items]
Financial lease sugarcane fields – Parceria III		R$ 287
Financial lease sugarcane fields – Parceria IV	97,223	34,011
Operating leases – IFRS 16	101,772	118,065
Finance lease total	198,995	R$ 152,363
Exchange Variation [Member]
Leases payable (Details) - Schedule of changes in financial lease [Line Items]
Financial lease sugarcane fields – Parceria III
Financial lease sugarcane fields – Parceria IV
Operating leases – IFRS 16	(44)
Finance lease total	(44)
Inflation Adjustment [Member]
Leases payable (Details) - Schedule of changes in financial lease [Line Items]
Financial lease sugarcane fields – Parceria III
Financial lease sugarcane fields – Parceria IV	63,212
Operating leases – IFRS 16	9,438
Finance lease total	72,650
Payments [Member]
Leases payable (Details) - Schedule of changes in financial lease [Line Items]
Financial lease sugarcane fields – Parceria III	(287)
Financial lease sugarcane fields – Parceria IV
Operating leases – IFRS 16	(30,762)
Finance lease total	(31,049)
New Contracts [Member]
Leases payable (Details) - Schedule of changes in financial lease [Line Items]
Financial lease sugarcane fields – Parceria III
Financial lease sugarcane fields – Parceria IV
Operating leases – IFRS 16	5,075
Finance lease total	R$ 5,075